PENSION BENEFITS	12 Months Ended
Dec. 31, 2013
PENSION BENEFITS

NOTE 19. PENSION BENEFITS

Our Company and our subsidiaries have defined benefit and defined contribution pension plans that cover substantially all of our employees.

Defined Benefit Pension Plan

We have a defined benefit pension plan in accordance with the Labor Standards Law of the Republic of China (R.O.C.) for our employees located in Taiwan, covering substantially all full-time employees for services provided prior to July 1, 2005, and employees who have elected to remain in the defined benefit pension plan subsequent to the enactment of the Labor Pension Act on July 1, 2005. Under the defined benefit pension plan, employees are entitled to a lump sum retirement benefit upon retirement equivalent to the aggregate of 2 months’ pensionable salary for each of the first 15 years of service and 1 month’s pensionable salary for each year of service thereafter subject to a maximum of 45 months’ pensionable salary. The pensionable salary is the monthly average salary or wage of the final six months prior to approved retirement.

We use a December 31 measurement date for our defined benefit pension plan. As of December 31, 2012 and 2013, the accumulated benefit obligation amounted to $429 thousand and $360 thousand, respectively, and the funded status of accrued pension liability amounted to $281 thousand and $170 thousand, respectively. The fair value of plan assets amounted to $291 thousand and $300 thousand as of December 31, 2012 and 2013, respectively. The accumulated other comprehensive income amounted to $2 thousand and $0 as of December 31, 2012 and 2013, respectively. The net periodic benefit cost (income) for 2011, 2012 and 2013 amounted to $(18) thousand, $30 thousand and ($77) thousand, respectively.

The following table sets forth the plan’s benefit obligations, fair value of plan assets, and funded status at December 31, 2013 and 2012:

	December 31
(in US$ thousands)	2012	2013
Benefit Obligation	$572	$470
Fair value of plan assets	291	300

	$281	$170

Amounts recognized in the balance sheet consist of:
Noncurrent liabilities	$281	$170
Accumulated other comprehensive income	2	—

Net amount recognized	$279	$170

Amounts recognized in accumulated comprehensive income consist of:
Unrecognized net gain	$2	$—

Weighted average assumptions used to determine benefit obligations for 2013 and 2012 were as follows:

	December 31
	2012	2013
Discount rate	1.75%	2.00%
Rate of compensation increase	1.50%	1.50%
Rate of return on plan assets	1.75%	2.00%

Management determines the discount rate and rate of return on plan assets based on the yields of twenty year ROC central government bonds which is in line with the respective employees remaining service period and the historical rate of return on the above mentioned Fund mandated by the ROC Labor Standard Law.

We have contributed an amount equal to 2 percent of the salaries and wages paid to all qualified employees located in Taiwan to a pension fund (the “Fund”). The Fund is administered by a pension fund monitoring committee (the “Committee”) and deposited in the Committee’s name in the Bank of Taiwan. Our Company makes pension payments from our account in the Fund unless the Fund is insufficient, in which case we make payments from internal funds as payments become due. We seek to maintain a normal, highly liquid working capital balance to ensure payments are made timely.

We expect to make a contribution of $17 thousand to the Fund in 2014. We do not expect to make any benefit payments through 2020.

Defined Contribution Pension Plans

We have provided defined contribution plans for employees located in Taiwan and Hong Kong. Contributions to the plans are expensed as incurred.

Taiwan

Pursuant to the new “Labor Pension Act” enacted on July 1, 2005, our Company has a defined contribution pension plan for our employees located in Taiwan. For eligible employees who elect to participate in the defined contribution pension plan, we contribute no less than 6 percent of an employee’s monthly salary and wage and up to the maximum amount of NT$9 thousand (approximately $302), to each of the eligible employees’ individual pension accounts at the Bureau of Labor Insurance each month. Pension payments to employees are made either by monthly installments or in a lump sum from the accumulated contributions and earnings in employees’ individual accounts.

Hong Kong

According to the relevant Hong Kong regulations, we provide a contribution plan for the eligible employees in Hong Kong. We must contribute at least 5 percent of the employees’ total salaries. For this purpose, the monthly relevant contribution to their individual contribution accounts is subject to a cap of HK$1.25 thousand (approximately $161). After the termination of employment, the benefits still belong to the employees in any circumstances.

The total amount of defined contribution pension expenses pursuant to our defined contribution plans for the years ended December 31, 2011, 2012, and 2013 were $896 thousand, $585 thousand, and $357 thousand, respectively.